Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2016	Mar. 31, 2017
Operating Expenses
Bank charges		$ 77
Entertainment		462
Office and General	$ 4,670	1,428
Professional fees		15,135
Salary and Wages		2,113
Travel		1,623
Total Operating Expenses		20,838
Loss from Operations		(20,838)
Net Loss before Provision for Income Taxes	4,670
Provision for Income Taxes
Net Loss	$ (4,670)	$ (28,838)
Loss per Common Share – basic and diluted	$ (0.00)	$ (0.00)
Weighted Average Number of Common Stock during the period – basic and diluted	17,213,500	19,576,006